Warrants (Details) - Warrant [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares	Jun. 30, 2024 ¥ / shares	Dec. 31, 2023 ¥ / shares
Class of Warrant or Right [Line Items]
Share Price | (per share)	$ 16.31	$ 0.91	¥ 116.24	¥ 6.45
Risk-free interest rate	4.50%	3.95%
Volatility	5.70%	5.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | (per share)	$ 115.00	$ 11.50	¥ 819.58	¥ 81.45
Warrant life (yr)	3 years 5 months 1 day	3 years 11 months 1 day